CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENT OF INCOME
Revenue	$ 1,558,640	$ 1,426,145	$ 1,575,153
Cost of services	(1,138,425)	(971,425)	(1,029,983)
Gross profit	420,215	454,720	545,170
Selling, general and administrative expenses	(168,291)	(171,899)	(194,201)
(Impairment loss) / Reversal of previous impairment	(42,801)		3,065
Other operating income	17,259	20,207	19,953
Other operating expense	(2,747)	(4,054)	(4,838)
Operating income	223,635	298,974	369,149
Share of loss in associates	(5,353)	(4,146)	(15,841)
Income before financial results and income tax	218,282	294,828	353,308
Financial income	51,889	76,281	62,555
Financial loss	(233,521)	(331,147)	(302,047)
Inflation adjustment	(25,391)	(36,460)
Income before income tax expense	11,259	3,502	113,816
Income tax expense	(17,079)	(14,101)	(46,925)
(Loss) / Income for the year	(5,820)	(10,599)	66,891
Attributable to:
Owners of the parent	9,099	7,125	63,491
Non-controlling interest	(14,919)	(17,724)	3,400
(Loss) / Income for the year	$ (5,820)	$ (10,599)	$ 66,891
Earnings per share attributable to the owners of the parent
Weighted average number of ordinary shares (thousands)	160,022	158,848	148,118
Basic and diluted earnings per share (In dollars per share)	$ 0.06	$ 0.04	$ 0.43